Related Parties - Additional Information (Detail) R$ in Thousands, € in Millions, $ in Millions					1 Months Ended			12 Months Ended
	Mar. 14, 2019 BRL (R$)	Mar. 26, 2018 BRL (R$)	Sep. 20, 2016	Mar. 14, 2016 EUR (€)	Dec. 31, 2019 BRL (R$) Aircraft	Jul. 31, 2017 Aircraft	Mar. 31, 2016 Aircraft	Dec. 31, 2019 BRL (R$)	Dec. 31, 2018 BRL (R$)	Dec. 31, 2017 BRL (R$)	Mar. 14, 2019 USD ($)	Sep. 02, 2016 USD ($)
Disclosure of transactions between related parties [line items]
Accounts payable					R$ 1,376,850			R$ 1,376,850	R$ 1,287,661	R$ 971,750
Prepaid expenses					139,403			139,403	115,453	82,656
Acquisitions of long-term investment								51,028
London interbank offered rate Libor [member]
Disclosure of transactions between related parties [line items]
Variable spread on interest rate												2.30%
TAP ME [member]
Disclosure of transactions between related parties [line items]
Total value of maintenance services acquired pursuant to such Maintenance Agreements								17,552	83,831	83,295
Accounts payable					97,000			97,000	5,663,000
Shareholder [member]
Disclosure of transactions between related parties [line items]
Loan agreement receivable, non current | $												$ 2.8
Loan agreement receivable, current					12,789			12,789	12,042
Aigle Azur [member]
Disclosure of transactions between related parties [line items]
Prepaid expenses					11,794			11,794	13,330	0
Provision for doubtful debts					5,055			5,055	0	0
TAP [member]
Disclosure of transactions between related parties [line items]
Number of aircraft subleased | Aircraft							15
Number of onerous aircraft subleases executed | Aircraft							7
Number of subleased aircrafts returned | Aircraft						2
Amounts received from subleases								126,149	112,046	113,391
Amount paid to external lessors								R$ 140,588	129,958	138,042
Percentage of total and voting capital upon conversion of bonds				6.00%
Percentage of distributable profits for right to receive dividends or other distributions in investment company				41.25%
Interest rate on convertible bonds			3.75%					7.50%
Gain loss on financial assets								R$ 64,710
Financial assets					R$ 61,675			61,675
TAP [member] | Major purchases of assets [member]
Disclosure of transactions between related parties [line items]
Purchase price of assets	R$ 96,161,000										$ 25.0
Ownership percentage	6.10%										6.10%
TAP [member] | Tap convertible bonds option [member]
Disclosure of transactions between related parties [line items]
Acquisitions of long-term investment | €				€ 90
Maturity term of convertible bonds				10 years
Number of years for early redeem of Convertible Bonds				4 years
Atlantic Gateway [member] | Major purchases of assets [member]
Disclosure of transactions between related parties [line items]
Percentage of voting rights	20.00%										20.00%
Percentage of economic rights	35.60%
Transactions With Breeze [member]
Disclosure of transactions between related parties [line items]
Number of aircraft subleased | Aircraft					28
Aguia Branca Participacoes SA [member]
Disclosure of transactions between related parties [line items]
Service agreement fees paid								R$ 50,118	R$ 49,900	R$ 46,500
Caprioli Turismo Ltd [member]
Disclosure of transactions between related parties [line items]
Purchase for resale tickets for the flights		R$ 20,000